Reference interest rate reform (Details) kr in Millions, $ in Millions	Dec. 31, 2022 SEK (kr)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 SEK (kr)
Reference interest rate reform
Nominal amount of the hedging instruments	kr 81,590		kr 105,440
Lending contracts | USD LIBOR | After 30 June 2023
Reference interest rate reform
Nominal amounts		$ 1,682	1,870
Derivatives | USD LIBOR | After 30 June 2023
Reference interest rate reform
Nominal amounts		$ 19,063	kr 19,284